TAXATION - Income (loss) before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Total income (loss) before income taxes	¥ (208,902)	¥ 290,188	¥ 195,468
Deferred income tax expense	60,516
China
TAXATION
Total income (loss) before income taxes	335,102	291,928	194,154
Hong Kong
TAXATION
Total income (loss) before income taxes	(515)	(427)	1,314
Current income tax expense			¥ 329
Cayman Islands
TAXATION
Total income (loss) before income taxes	(543,135)	(1,354)
USA
TAXATION
Total income (loss) before income taxes	286
British Virgin Islands
TAXATION
Total income (loss) before income taxes	¥ (640)	¥ 41